PROSPECTUS SUPPLEMENT
                                 August 8, 2003*

IDS Life of New York Variable Universal Life Insurance (May 1, 2003) S-6171 AE (5/03)

IDS Life of New York Variable Second-To-Die Life Insurance (May 1, 2003) S-6185 J (5/03)

IDS Life of New York Variable Universal Life III (May 1, 2003) S-6211 E (5/03)

The charge for express mail and wire transfers under the Transaction Fees section has been revised as follows:

--------------------------- --------------------------- -----------------------
        CHARGE              WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
--------------------------- --------------------------- -----------------------
Fees for express mail and   When we pay policy          o $25 -- United States
wire transfers of loan      proceeds by express mail
payments and surrenders     or wire transfer.           o $35 -- International
--------------------------- --------------------------- -----------------------

S-6189-2 A (8/03)

*Valid until next prospectus update.

Destroy May 1, 2004.